Expense Example - Defiance Daily Target 2X Long HOOD ETF [Member]	Sep. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 214